Capital and reserves - Summary Of Reserves Of The Group Comprise (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Share-based payment reserve	$ 516	$ 382
Foreign currency translation reserve	(67)	(19)
Dividend Payables	0	0	$ 0
Other reserve	153	243
Reserves	$ 602	$ 606